Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Investment properties	$ 1,750,304	$ 2,178,340
Property, plant and equipment	510,482	540,773
Trading properties	19,533	22,422
Intangible assets	72,483	37,031
Group of assets held for sale	2,596	0
Right of use assets	79,985	69,622
Biological assets	28,025	34,570
Investment in associates and joint ventures	137,602	147,424
Deferred income tax assets	9,753	5,306
Income tax and credits	14	82
Restricted assets	2,720	4,466
Trade and other receivables	141,683	125,244
Investment in financial assets	10,305	7,671
Derivative financial instruments	1,226	1,455
Total non-current assets	2,766,711	3,174,406
Current assets
Trading properties	411	535
Biological assets	58,285	69,454
Inventories	116,280	104,831
Income tax and credits	2,299	4,250
Trade and other receivables	261,663	289,127
Investment in financial assets	146,103	162,808
Derivative financial instruments	6,724	22,893
Cash and cash equivalents	114,635	144,660
Total current assets	706,400	798,558
TOTAL ASSETS	3,473,111	3,972,964
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	696,243	778,999
Non-controlling interest	867,667	1,015,578
TOTAL SHAREHOLDERS' EQUITY	1,563,910	1,794,577
Non-current liabilities
Trade and other payables	50,585	45,532
Borrowings	475,591	592,035
Deferred income tax liabilities	638,166	724,553
Provisions	21,581	24,020
Payroll and social security liabilities	1,338	1,259
Lease liabilities	61,242	66,263
Derivative financial instruments	3,093	172
Total non-current liabilities	1,251,596	1,453,834
Current liabilities
Trade and other payables	248,494	282,108
Borrowings	346,944	381,566
Provisions	4,593	3,217
Payroll and social security liabilities	20,186	25,241
Income tax and liabilities	6,701	6,138
Lease liabilities	18,536	21,653
Derivative financial instruments	12,151	4,630
Total Current liabilities	657,605	724,553
TOTAL LIABILITIES	1,909,201	2,178,387
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 3,473,111	$ 3,972,964